Debt - Syndicated Loan - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2010 Tranches	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Credit facility outstanding amount		$ 6,845,081,000	8,991,431,000
Number of tranches	2
Tranche one period	3 years
Tranche two period	5 years
Tranche One [Member]
Debt Instrument [Line Items]
Credit facility outstanding amount	800,000,000
Repayment grace periods	9 months
Tranche Two [Member]
Debt Instrument [Line Items]
Credit facility outstanding amount	1,200,000,000
Repayment grace periods	15 months
Chelyabinsk Metallurgical Plant (CMP) [Member]
Debt Instrument [Line Items]
Credit facility outstanding amount	95,238,000
Southern Kuzbass Coal Company (SKCC) [Member]
Debt Instrument [Line Items]
Credit facility outstanding amount	857,143,000
Southern Urals Nickel Plant (SUNP) [Member]
Debt Instrument [Line Items]
Credit facility outstanding amount	190,476,000
Yakutugol [Member]
Debt Instrument [Line Items]
Credit facility outstanding amount	857,143,000
Yakutugol And Southern Kuzbass Coal Company SKCC [Member]
Debt Instrument [Line Items]
Credit facility outstanding amount		281,307,000	415,531,000
Loans maturity period, range start		2015-04
Loans maturity period, range end		2018-04
Loan amendment description		The amendment extended the grace period and maturity from April 2015 through April 2018, bearing fixed interest at 12.5% p.a.
Syndicated Loan [Member]
Debt Instrument [Line Items]
Credit facility outstanding amount	2,000,000,000
Overdue interest amount		14,920,000
Syndicated Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Credit facility basis spread on base rate	4.00%
Syndicated Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Credit facility basis spread on base rate	5.80%
Syndicated Loan [Member] | Co-ordination of Syndicate Banks [Member]
Debt Instrument [Line Items]
Credit facility outstanding amount				1,003,964,000
Syndicated Loan [Member] | Co-ordination of Syndicate Banks [Member] | CMP and SUNP [Member]
Debt Instrument [Line Items]
Loan repayment				252,275,000
Syndicated Loan [Member] | Southern Kuzbass Coal Company (SKCC) [Member]
Debt Instrument [Line Items]
Credit facility basis spread on base rate		7.50%	5.50%
Credit facility outstanding amount		40,159,000
Syndicated Loan [Member] | Yakutugol [Member]
Debt Instrument [Line Items]
Credit facility basis spread on base rate		5.50%	5.50%
Credit facility outstanding amount		$ 963,805,000
Syndicated Loan [Member] | Yakutugol And Southern Kuzbass Coal Company SKCC [Member]
Debt Instrument [Line Items]
Loans maturity period, range start		2014-12
Loans maturity period, range end		2016-12
Loan amendment description		Amendment agreement that extends the grace period and maturity from December 2013 and August 2015, respectively, till December 2014 and December 2016, respectively